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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for two of its series, Evergreen Health Care Fund and Evergreen Utility and Telecommunications Fund, for the quarter ended July 31, 2009. These series have October 31 fiscal year end.

Date of reporting period: July 31, 2009

Item 1 - Schedule of Investments

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS

July 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 98.5%
CONSUMER STAPLES 2.4%
Food & Staples Retailing 2.4%
CVS Caremark Corp.	106,113	$3,552,663

HEALTH CARE 94.3%
Biotechnology 29.0%
Alexion Pharmaceuticals, Inc. *	60,726	2,674,980
Alkermes, Inc. *	74,400	767,808
Amgen, Inc. *	70,182	4,373,040
Antisoma plc *	1,536,810	750,896
BioMarin Pharmaceutical, Inc. *	108,236	1,776,153
Celera Corp. *	119,194	715,164
Celgene Corp. *	68,265	3,888,374
Cephalon, Inc. *	44,992	2,638,781
Cepheid *	88,681	937,358
Gen-Probe, Inc. *	40,388	1,499,203
Genzyme Corp. *	67,278	3,491,055
Gilead Sciences, Inc. *	89,144	4,361,816
Incyte Corp. *	137,761	716,357
Myriad Genetics, Inc.	58,762	1,611,254
Myriad Pharmaceuticals, Inc. *	14,690	71,540
Novavax, Inc. ρ *	110,826	480,985
Onyx Pharmaceuticals, Inc. *	79,557	2,857,688
Orchid Cellmark, Inc. *	199,719	349,508
Theratechnologies, Inc. *	689,987	1,441,143
United Therapeutics Corp. *	23,503	2,176,848
Vanda Pharmaceuticals, Inc. ρ	58,974	896,405
Vertex Pharmaceuticals, Inc. ρ	105,196	3,788,108

		42,264,464

Health Care Equipment & Supplies 20.9%
Abiomed, Inc. ρ *	91,709	692,403
Alcon, Inc.	29,604	3,777,470
Baxter International, Inc.	36,816	2,075,318
Becton, Dickinson & Co.	21,414	1,395,122
Covidien plc	60,739	2,296,542
Electro-Optical Sciences, Inc. ρ *	99,475	714,231
Fresenius SE	31,798	1,563,598
Inverness Medical Innovations, Inc. *	116,979	3,936,343
Medtronic, Inc.	39,397	1,395,442
NMT Medical, Inc. *	171,469	318,932
NuVasive, Inc. ρ *	47,918	1,983,326
ResMed, Inc. *	73,895	3,029,695
St. Jude Medical, Inc. *	65,031	2,452,319
Thoratec Corp. *	70,268	1,766,538
Zimmer Holdings, Inc. *	41,152	1,917,683
Zoll Medical Corp. *	64,538	1,189,435

		30,504,397

Health Care Providers & Services 7.7%
Aetna, Inc.	51,976	1,401,793
CIGNA Corp.	57,562	1,634,761
Express Scripts, Inc. *	45,672	3,198,867
Fresenius Medical Care AG & Co. KGaA	46,709	2,145,024
Medco Health Solutions, Inc. *	52,961	2,799,518
Medipattern Corp. * +	474,387	88,074

		11,268,037

1

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Technology 1.4%
Cerner Corp. *	31,902	$2,076,182

Life Sciences Tools & Services 10.1%
AMAG Pharmaceuticals, Inc. *	66,755	3,031,345
Covance, Inc. *	41,098	2,266,555
Enzo Biochem, Inc. *	207,397	1,057,725
Life Technologies Corp. *	108,512	4,940,551
Qiagen NV *	89,415	1,695,308
Thermo Fisher Scientific, Inc. *	37,962	1,718,919

		14,710,403

Pharmaceuticals 25.2%
Abbott Laboratories	58,933	2,651,396
Allergan, Inc.	44,220	2,362,675
Auxilium Pharmaceuticals, Inc. *	112,960	3,493,853
Bayer AG	59,238	3,635,637
Biodel, Inc. ρ *	79,499	391,930
Bristol-Myers Squibb Co.	120,332	2,616,018
Eurand NV *	138,844	1,885,501
Johnson & Johnson	28,525	1,736,887
Merck & Co., Inc.	72,620	2,179,326
Par Pharmaceutical Company, Inc. *	85,728	1,389,651
Pfizer, Inc.	306,596	4,884,074
Schering-Plough Corp.	121,110	3,210,626
Shire, Ltd., ADS	52,242	2,340,964
Spectrum Pharmaceuticals, Inc. *	228,265	1,529,375
Teva Pharmaceutical Industries, Ltd., ADR	45,708	2,438,065

		36,745,978

MATERIALS 1.8%
Chemicals 1.8%
Monsanto Co.	31,160	2,617,440

Total Common Stocks (cost $138,333,611)		143,739,564

RIGHTS 0.0%
HEALTH CARE 0.0%
Pharmaceuticals 0.0%
Valera Pharmaceuticals, Inc. * + ☐ (cost $0)	410,964	0

WARRANTS 0.0%
HEALTH CARE 0.0%
Biotechnology 0.0%
Novavax, Inc., Expiring 07/13/2031 * + ☐ (cost $0)	158,377	0

SHORT-TERM INVESTMENTS 7.3%
MUTUAL FUND SHARES 7.3%
BGI Prime Money Market Fund, Premium Shares, 0.15% q ρρ	472	472
BlackRock Liquidity TempFund, Institutional Class, 0.31% q ρρ	1,395,678	1,395,678
Evergreen Institutional Money Market Fund, Class I, 0.22% q ρρ ø	6,769,410	6,769,410
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.11% q ø	2,186,083	2,186,083
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.21% q ρρ	276,171	276,171

Total Short-Term Investments (cost $10,627,814)		10,627,814

Total Investments (cost $148,961,425) 105.8%		154,367,378
Other Assets and Liabilities (5.8%)		(8,436,333)

Net Assets 100.0%		$145,931,045

2

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt
ADS	American Depository Shares

On July 31, 2009, the aggregate cost of securities for federal income tax purposes was $150,330,872. The gross unrealized appreciation and depreciation on securities based on tax cost was $21,473,160 and $17,436,654, respectively, with a net unrealized appreciation of $4,036,506.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On November 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$143,739,564	$0	$0	$143,739,564
Warrants	0	0	0	0
Rights	0	0	0	0
Short-term investments	10,627,814	0	0	10,627,814

	$154,367,378	$0	$0	$154,367,378

3

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS

July 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 81.0%
CONSUMER DISCRETIONARY 1.9%
Media 1.9%
DIRECTV Group, Inc. * ρ	250,000	$6,475,000
Mediaset SpA	239,400	1,447,612

		7,922,612

ENERGY 7.4%
Oil, Gas & Consumable Fuels 7.4%
El Paso Corp.	750,000	7,545,000
Genesis Energy, LP	150,000	2,253,000
Kodiak Oil & Gas Corp. * ρ	500,000	500,000
Southwestern Energy Co. *	350,000	14,500,500
Spectra Energy Corp.	100,000	1,836,000
Williams Cos.	300,000	5,007,000

		31,641,500

FINANCIALS 3.9%
Consumer Finance 2.7%
Visa, Inc., Class A ρ	175,000	11,455,500

Real Estate Investment Trusts (REITs) 1.2%
Chimera Investment Corp.	700,000	2,506,000
Redwood Trust, Inc.	150,000	2,437,500

		4,943,500

INDUSTRIALS 1.0%
Construction & Engineering 1.0%
Bouygues SA	100,000	4,259,507

TELECOMMUNICATION SERVICES 10.4%
Diversified Telecommunication Services 6.3%
AT&T, Inc.	150,000	3,934,500
France Telecom	352,400	8,794,844
Shenandoah Telecommunications Co. +	499,972	10,179,430
Verizon Communications, Inc.	100,000	3,207,000
Windstream Corp.	100,000	877,000

		26,992,774

Wireless Telecommunication Services 4.1%
NTELOS Holdings Corp.	300,000	4,647,000
Sprint Nextel Corp. *	1,000,000	4,000,000
U.S. Cellular Corp. *	27,900	999,378
Vivo Participacoes SA, ADS ρ	135,294	3,080,644
Vodafone Group plc	2,250,000	4,611,696

		17,338,718

UTILITIES 56.4%
Electric Utilities 29.0%
American Electric Power Co., Inc.	150,000	4,644,000
CMS Energy Corp. ρ	1,290,000	16,692,600
DPL, Inc.	300,000	7,185,000
Enel SpA	1,999,900	10,867,364
FirstEnergy Corp.	400,000	16,480,000
Fortum Oyj	100,000	2,316,111
FPL Group, Inc. ρ	200,000	11,334,000
Great Plains Energy, Inc. ρ	318,100	5,067,333
Hera SpA	2,000,000	4,931,536
Iberdrola SA	500,000	4,290,151

1

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
ITC Holdings Corp.	155,000	$7,393,500
Maine & Maritimes Corp.	14,730	530,280
Northeast Utilities	750,000	17,257,500
Pepco Holdings, Inc.	250,000	3,595,000
Portland General Electric Co.	300,000	5,709,000
Southern Co.	100,000	3,140,000
TERNA SpA	500,000	1,762,026
Unitil Corp.	3,670	75,749

		123,271,150

Gas Utilities 3.1%
EQT Corp. ρ	350,000	13,433,000

Independent Power Producers & Energy Traders 3.4%
Constellation Energy Group, Inc.	500,000	14,350,000

Multi-Utilities 16.6%
Dominion Resources, Inc.	302,500	10,224,500
Florida Public Utilities Co.	25,000	349,000
National Grid plc	1,000,000	9,329,465
National Grid Transco plc, ADR ρ	165,000	7,725,300
Public Service Enterprise Group, Inc.	130,100	4,221,745
RWE AG	50,000	4,222,449
SCANA Corp.	125,000	4,418,750
Sempra Energy	275,000	14,418,250
United Utilities Group plc	1,000,000	7,529,554
Wisconsin Energy Corp.	190,000	8,164,300

		70,603,313

Water Utilities 4.3%
American States Water Co.	24,500	890,575
American Water Works Co.	470,000	9,263,700
Aqua America, Inc.	160,000	2,889,600
Pennichuck Corp. ρ +	50,000	1,147,500
Severn Trent plc	250,000	4,044,578

		18,235,953

Total Common Stocks (cost $302,854,522)		344,447,527

PREFERRED STOCKS 14.5%
ENERGY 2.2%
Oil, Gas & Consumable Fuels 2.2%
Whitting Petroleum Corp., 6.25%	75,000	9,171,000

FINANCIALS 3.7%
Commercial Banks 3.7%
BB&T Capital Trust, Ser. VI, 9.60%	530,000	13,621,000
National City Capital Trust II, 6.625%	82,000	1,657,425
National City Capital Trust IV, 8.00%	2,200	51,128
SunTrust Capital IX, 7.875%	14,400	319,968

		15,649,521

UTILITIES 8.6%
Electric Utilities 7.6%
Carolina Power & Light Co., 5.00%	2,000	146,047
Central Illinois Public Service Co., 4.92%	11,000	861,468
Connecticut Light & Power, Ser. 54E, 2.06%	3,925	127,685
Consolidated Edison, Inc., Ser. A, 5.00%	20,650	1,831,655
Dominion Resources, Inc., Ser. A, 8.375%	245,000	6,502,545
Entergy Arkansas, Inc., Ser. 1965, 4.56%	1,673	116,674
Entergy New Orleans, Inc., 4.75%	1,900	136,071

2

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Shares	Value

PREFERRED STOCKS continued
UTILITIES continued
Electric Utilities continued
Interstate Power & Light Co., Ser. B, 8.375%	344,000	$9,298,767
Interstate Power & Light Co., Ser. C, 7.10%	159,500	4,045,319
Pacific Gas & Electric Co., Ser. I, 4.36%	31,400	588,593
Public Service Company of New Mexico, Ser. 1965, 4.58%	18,000	1,248,188
Southern California Edison Co., Ser. B, 4.08%	1,200	21,780
Southern California Edison Co., Ser. C, 6.00%	85,000	6,545,000
Union Electric Co., 4.56%	9,600	636,000
Union Electric Co., Ser. 1969, 4.00%	6,300	398,475

		32,504,267

Independent Power Producers & Energy Traders 1.0%
Constellation Energy Group, Inc., Ser. A, 8.625%	175,786	4,210,075

Total Preferred Stocks (cost $54,969,235)		61,534,863

	Principal Amount	Value

CONVERTIBLE DEBENTURES 1.3%
ENERGY 1.3%
Oil, Gas & Consumable Fuels 1.3%
McMoRan Exploration Co., 5.25%, 10/06/2011 144A +	$5,000,000	4,493,750
Peabody Energy Corp., 4.75%, 12/15/2066	1,000,000	791,250

Total Convertible Debentures (cost $6,668,750)		5,285,000

CORPORATE BONDS 0.3%
UTILITIES 0.3%
Electric Utilities 0.3%
Entergy Texas, Inc., 7.125%, 02/01/2019 (cost $1,290,822)	1,300,000	1,397,336

	Shares	Value

SHORT-TERM INVESTMENTS 12.7%
MUTUAL FUND SHARES 12.7%
BGI Prime Money Market Fund, Premium Shares, 0.15% q ρρ	1,211	1,211
BlackRock Liquidity TempFund, Institutional Class, 0.31% q ρρ	3,582,733	3,582,733
Evergreen Institutional Money Market Fund, Class I, 0.22% q ø ρρ	49,868,000	49,868,000
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.21% q ρρ	708,937	708,937

Total Short-Term Investments (cost $54,160,881)		54,160,881

Total Investments (cost $420,960,871) 109.8%		466,825,607
Other Assets and Liabilities (9.8%)		(41,742,257)

Net Assets 100.0%		$425,083,350

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
ADS	American Depository Shares

On July 31, 2009, the aggregate cost of securities for federal income tax purposes was $424,159,515. The gross unrealized appreciation and depreciation on securities based on tax cost was $49,128,469 and $6,462,377, respectively, with a net unrealized appreciation of $42,666,092.

3

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Non-listed equity securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On November 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$344,447,527	$0	$0	$344,447,527
Preferred stocks	29,815,199	31,719,664	0	61,534,863
Corporate debt securities	0	6,682,336	0	6,682,336
Short-term investments	54,160,881	0	0	54,160,881

	$428,423,607	$38,402,000	$0	$466,825,607

4

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: September 28, 2009

By:	/s/ Jeremy DePalma
Jeremy DePalma
Principal Financial Officer

Date: September 28, 2009